SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS

Note 8. SUBSEQUENT EVENTS

In February 2012, the Company entered into an agreement to sell, on a non-dilutive basis, 9,108,118 commons shares, representing 7.5% of the Company's then outstanding common shares, for $50,000 (or approximately $0.055 per share) to an unrelated third party. The shares sold are restricted and have the option to be converted into preferred shares on a one for one basis for a five year term. At this time the Company has not yet established this preferred class of stock.

As a result of this issuance, the Company, under the terms of a consulting agreement dated July 2010, is obligated to issue an additional 1,932,805 shares of its common stock to a third party consultant (see notes 3 and 7) in order for that party to maintain its 9.99% ownership in the Company. At the same instant, the Company will also be required to issue an additional 3,477,150 shares of its common shares to the entity that acquired a 7.5% stake in the Company (see above).